SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS

In January 2018, the Company acquired 100% of the outstanding shares of Abydos Consultores de Sistemas S.L.U., a Spanish company. Consideration of the acquisition was 183 euros. The acquisition was done in order to expand the services we provide in Spain.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables - banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226

In April 2018, the Company issued 3.4 million shares to certain directors and officers of the Company for a purchase price of $0.66 per share.